Investment Securities, Available-for-sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	$ 631,590	$ 608,486
Gross Unrealized Gains	136	469
Gross Unrealized Losses	11,401	7,953
Fair Value	620,325	601,002
Amortized cost and fair value of the equity securities available for sale [Abstract]
Amortized Cost	35	35
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	35	35
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	631,625	608,521
Gross Unrealized Gains	136	469
Gross Unrealized Losses	11,401	7,953
Fair Value	620,360	601,037
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	119,887	86,899
Gross Unrealized Gains	0	19
Gross Unrealized Losses	2,621	181
Fair Value	117,266	86,737
State and Political Subdivisions [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	873	1,270
Gross Unrealized Gains	13	20
Gross Unrealized Losses	0	0
Fair Value	886	1,290
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	378,068	416,625
Gross Unrealized Gains	123	430
Gross Unrealized Losses	5,883	5,326
Fair Value	372,308	411,729
Corporate Bonds [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	40,956
Gross Unrealized Gains	0
Gross Unrealized Losses	251
Fair Value	40,705
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	81,026	92,620
Gross Unrealized Gains	0	0
Gross Unrealized Losses	2,527	2,204
Fair Value	78,499	90,416
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Commercial [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	10,130	10,422
Gross Unrealized Gains	0	0
Gross Unrealized Losses	119	242
Fair Value	10,011	10,180
Other [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	650	650
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 650	$ 650